Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.51%
Alabama: 1.30%
Education revenue: 0.80%
Jacksonville Public Educational Building Authority Jacksonville State University Series A (AGM Insured)	5.00%	8-1-2054	$1,200,000	$1,172,887
Water & sewer revenue: 0.50%
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2027	920,000	728,455
				1,901,342
Arizona: 1.63%
Education revenue: 0.41%
IDA of the City of Phoenix Arizona Legacy Traditional School Obligated Group Series A144A	6.50	7-1-2034	500,000	505,328
IDA of the County of Pima Partnership with Parents, Inc.	6.00	5-1-2024	85,000	85,522
				590,850
Health revenue: 1.22%
IDA of the County of Pima La Posada at Park Centre, Inc. Obligated Group Series A144A	7.00	11-15-2057	1,000,000	999,892
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	779,615
				1,779,507
				2,370,357
Arkansas: 0.64%
Industrial development revenue: 0.64%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	930,036
California: 4.82%
Airport revenue: 0.67%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2043	1,000,000	979,940
Education revenue: 0.13%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	187,325
Health revenue: 1.01%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	426,239
California Statewide CDA Enloe Medical Center Obligated Group Series A (AGM Insured)	5.25	8-15-2052	1,000,000	1,041,150
				1,467,389
Housing revenue: 1.19%
California Community Housing Agency Creekwood Apartments Series A144A	4.00	2-1-2056	500,000	296,437
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	323,024
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Statewide CDA Community Improvement Authority Waterscape Apartments Series B144A	4.00%	9-1-2046	$425,000	$326,445
Compton PFA 144A	4.00	9-1-2027	815,000	788,306
				1,734,212
Miscellaneous revenue: 0.35%
California Municipal Finance Authority Palomar Health Obligated Group Series A (AGM Insured)	5.25	11-1-2052	500,000	515,753
Tax revenue: 0.60%
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	1,000,000	879,550
Tobacco revenue: 0.18%
Tobacco Securitization Authority of Northern California Sacramento County Tobacco Securitization Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	2,000,000	256,614
Utilities revenue: 0.69%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	997,641
				7,018,424
Colorado: 6.70%
Airport revenue: 0.68%
City & County of Denver Airport System Revenue Series D AMT	5.00	11-15-2053	1,000,000	989,727
Education revenue: 0.28%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	399,498
GO revenue: 4.76%
Berthoud-Heritage Metropolitan District No. 10 Series A	4.75	12-1-2052	500,000	375,220
Chambers Highpoint Metropolitan District No. 2	5.00	12-1-2051	830,000	654,865
Clear Creek Transit Metropolitan District No. 2 Series A	5.00	12-1-2050	1,000,000	808,586
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	894,239
Cottonwood Highlands Metropolitan District No. 1 Series A	5.00	12-1-2049	900,000	760,891
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,145,000	1,080,671
Hogback Metropolitan District Series A	5.00	12-1-2051	585,000	472,843
Murphy Creek Metropolitan District No. 5 Series A	6.00	12-1-2052	1,000,000	912,377
Pronghorn Valley Metropolitan District Series A	4.00	12-1-2051	250,000	173,623
Westgate Metropolitan District	5.13	12-1-2051	1,000,000	799,033
				6,932,348
Tax revenue: 0.64%
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	933,974
Transportation revenue: 0.34%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,492
				9,756,039
See accompanying notes to portfolio of investments
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware: 0.71%
Education revenue: 0.71%
Delaware State EDA Odyssey Charter School Series A144A	7.00%	9-1-2045	$1,000,000	$1,041,485
District of Columbia: 0.30%
Tobacco revenue: 0.30%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	420,000	431,363
Florida: 4.96%
Education revenue: 2.19%
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,821,234
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	416,631
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	955,403
				3,193,268
Health revenue: 1.19%
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	213,690
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	810,195
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	707,173
				1,731,058
Miscellaneous revenue: 1.33%
Village Community Development District No. 14	5.13	5-1-2037	1,000,000	998,504
Village Community Development District No. 15 144A	5.25	5-1-2054	1,000,000	950,399
				1,948,903
Water & sewer revenue: 0.25%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	360,651
				7,233,880
Georgia: 3.76%
Housing revenue: 0.55%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	800,000	803,409
Industrial development revenue: 0.76%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,108,518
Transportation revenue: 0.70%
Georgia State Road & Tollway Authority Series B CAB144A¤	0.00	6-1-2049	1,000,000	1,022,639
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.75%
Main Street Natural Gas, Inc. Series A	5.00%	5-15-2049	$1,610,000	$1,538,295
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,001,594
				2,539,889
				5,474,455
Guam: 0.31%
Airport revenue: 0.31%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	448,336
Idaho: 0.17%
Education revenue: 0.17%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,057
Illinois: 9.72%
Education revenue: 0.94%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group 144A	4.00	10-1-2042	250,000	188,189
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	679,697
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	505,000	507,985
				1,375,871
GO revenue: 4.34%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	523,448
Chicago Board of Education Series A (NPFGC Insured)¤	0.00	12-1-2025	500,000	450,862
City of Chicago Series A	5.50	1-1-2041	500,000	507,872
City of Chicago Series A	5.50	1-1-2043	500,000	505,507
City of Chicago Series A	6.00	1-1-2038	1,500,000	1,557,163
Cook County School District No. 144 Prairie Hills Series C CAB (AGM Insured)¤	0.00	12-1-2025	730,000	659,650
State of Illinois Series B	4.50	5-1-2048	1,000,000	882,721
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	685,000	591,351
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,000,000	647,843
				6,326,417
Health revenue: 1.34%
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2052	2,000,000	1,953,432
Housing revenue: 0.66%
Metropolitan Pier & Exposition Authority Series A	5.00	6-15-2050	1,000,000	965,386
Miscellaneous revenue: 0.47%
Illinois Finance Authority Rogers Park Montessori School	6.00	2-1-2034	680,000	680,284
See accompanying notes to portfolio of investments
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.91%
Village of Hillside Mannheim Redevelopment Project Area	5.00%	1-1-2030	$1,345,000	$1,328,591
Water & sewer revenue: 1.06%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2053	1,500,000	1,537,078
				14,167,059
Indiana: 1.29%
Education revenue: 1.29%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	1,878,462
Iowa: 0.23%
Tobacco revenue: 0.23%
Iowa Tobacco Settlement Authority Class 2 Series B-2 CAB¤	0.00	6-1-2065	3,490,000	332,967
Kansas: 1.37%
Health revenue: 0.58%
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	853,773
Tax revenue: 0.79%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00	12-1-2028	205,000	188,246
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,620,000	959,723
				1,147,969
				2,001,742
Kentucky: 0.61%
Health revenue: 0.61%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	890,733
Louisiana: 0.88%
Airport revenue: 0.88%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,279,239
Maryland: 2.23%
Education revenue: 0.73%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A144A	6.90	8-1-2041	1,000,000	1,057,770
Miscellaneous revenue: 0.26%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	379,228
Transportation revenue: 1.24%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,807,997
				3,244,995
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 2.61%
Health revenue: 2.61%
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25%	7-1-2052	$3,000,000	$2,927,196
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	874,108
				3,801,304
Michigan: 2.07%
Education revenue: 0.27%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	117,200
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	277,500	277,511
				394,711
Miscellaneous revenue: 1.43%
Charyl Stockwell Academy	4.88	10-1-2023	75,000	75,000
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.50	10-1-2029	1,000,000	957,689
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,000,000	910,425
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	130,000	130,003
				2,073,117
Tax revenue: 0.37%
Detroit Downtown Development Authority Development Area No. 1 ¤	0.00	7-1-2024	20,000	19,146
Detroit Downtown Development Authority Development Area No. 1 ¤	0.00	7-1-2025	580,000	521,928
				541,074
				3,008,902
Minnesota: 2.62%
Education revenue: 1.79%
City of Deephaven Eagle Ridge Academy Series A	4.40	7-1-2025	45,000	44,294
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	194,323
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	975,919
City of St. Cloud Athlos Academy of St. Cloud Series A144A	5.25	6-1-2032	1,000,000	953,069
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	443,479
				2,611,084
Health revenue: 0.33%
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC 144Aøø	5.85	11-1-2058	490,000	478,969
Housing revenue: 0.50%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	335,000	328,816
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	400,000	393,260
				722,076
				3,812,129
See accompanying notes to portfolio of investments
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.32%
Tax revenue: 0.32%
City of Richmond Heights	5.63%	11-1-2025	$485,000	$472,369
New Hampshire: 1.15%
Education revenue: 0.66%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	4.50	6-1-2053	1,075,000	962,152
Health revenue: 0.49%
New Hampshire Business Finance Authority Presbyterian Homes Obligated Group Series A	5.25	7-1-2048	750,000	706,405
				1,668,557
New Jersey: 4.74%
Airport revenue: 0.33%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	474,562
Education revenue: 1.07%
Camden County Improvement Authority Camden Prep, Inc. 144A	5.00	7-15-2042	1,175,000	1,091,876
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	466,892
				1,558,768
GO revenue: 0.69%
City of Newark Series A	5.00	7-15-2027	1,000,000	1,013,546
Housing revenue: 1.75%
New Jersey EDA Transit Corp. Series A	5.00	11-1-2044	1,000,000	1,011,233
New Jersey TTFA Series C	5.25	6-15-2032	1,000,000	1,008,635
New Jersey TTFA Series CC	5.50	6-15-2050	500,000	526,809
				2,546,677
Industrial development revenue: 0.17%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	250,000	248,984
Transportation revenue: 0.73%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,075,000	1,067,516
				6,910,053
New York: 10.65%
Airport revenue: 2.44%
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,630,256
New York Transportation Development Corp. Laguardia Gateway Partners LLC Series A AMT	5.00	7-1-2046	1,000,000	950,565
New York Transportation Development Corp. Laguardia Gateway Partners LLC Series A AMT	5.25	1-1-2050	1,000,000	980,128
				3,560,949
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 4.16%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group 144A	5.75%	6-1-2052	$1,000,000	$980,642
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,032,549
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	348,689
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	847,057
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2052	2,000,000	1,798,149
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	365,904
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	683,473
				6,056,463
Health revenue: 0.59%
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	862,617
Housing revenue: 1.34%
MTA Hudson Rail Yards Trust Obligations Series A	5.00	11-15-2056	2,000,000	1,953,535
Tax revenue: 0.93%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	3.00	2-1-2051	1,000,000	678,252
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	1,000,000	671,440
				1,349,692
Tobacco revenue: 0.16%
Suffolk Tobacco Asset Securitization Corp. Series B2 CAB¤	0.00	6-1-2066	2,500,000	232,087
Transportation revenue: 1.03%
Metropolitan Transportation Authority Series C	5.25	11-15-2055	1,500,000	1,509,188
				15,524,531
North Dakota: 0.76%
Health revenue: 0.76%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2053	1,125,000	1,108,290
Ohio: 3.50%
Education revenue: 1.13%
Ohio Higher Educational Facility Commission Capital University	6.00	9-1-2052	1,250,000	1,207,238
Ohio Higher Educational Facility Commission Cleveland Institute of Music	5.38	12-1-2052	500,000	446,057
				1,653,295
Housing revenue: 1.26%
State of Ohio Department of Transportation Series A AMT	5.00	6-30-2053	2,000,000	1,834,752
See accompanying notes to portfolio of investments
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 1.11%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00%	6-1-2055	$975,000	$839,874
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	8,000,000	779,154
				1,619,028
				5,107,075
Oregon: 1.30%
Health revenue: 1.30%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2040	1,685,000	1,658,025
Polk County Hospital Facility Authority Dallas Mennonite Retirement Community Obligated Group Series A	5.00	7-1-2025	235,000	231,559
				1,889,584
Pennsylvania: 4.88%
Education revenue: 0.47%
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	681,446
Health revenue: 1.56%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,000,000	974,003
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	473,638
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	823,902
				2,271,543
Housing revenue: 2.33%
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.25	6-30-2053	3,500,000	3,402,220
Miscellaneous revenue: 0.52%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District 144A	5.13	3-1-2048	873,000	762,007
				7,117,216
South Carolina: 1.30%
Education revenue: 0.67%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	424,930
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	5.75	11-1-2023	35,000	35,036
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.25	11-1-2045	500,000	515,501
				975,467
Health revenue: 0.54%
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	792,735
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.09%
South Carolina Jobs-EDA RePower South Berkeley LLC †	8.00%	12-6-2029	$100,000	$80,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	6.25	2-1-2045	1,000,000	50,000
				130,000
				1,898,202
Tennessee: 0.75%
Tax revenue: 0.75%
Bristol Industrial Development Board Series B CAB144A¤	0.00	12-1-2031	1,000,000	610,894
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area 144A	5.13	6-1-2036	500,000	488,364
				1,099,258
Texas: 6.08%
Education revenue: 3.47%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,253
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,381,486
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	623,648
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	765,000	730,844
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Mun Fdg LOC, Morgan Stanley Mun Fdg LIQ)144Aø	4.38	6-15-2056	2,000,000	2,000,000
				5,056,231
GO revenue: 0.59%
City of Port Isabel 144A	5.10	2-15-2049	925,000	857,148
Tax revenue: 0.28%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	407,209
Transportation revenue: 1.61%
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT	5.00	6-30-2058	2,250,000	2,143,148
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC Series A AMT	7.00	12-31-2038	200,000	200,380
				2,343,528
Utilities revenue: 0.13%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	193,055
				8,857,171
Utah: 3.57%
Airport revenue: 1.93%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2053	1,750,000	1,786,464
City of Salt Lake City Airport Revenue Series A AMT	5.50	7-1-2053	1,000,000	1,032,153
				2,818,617
See accompanying notes to portfolio of investments
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.61%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00%	6-15-2041	$1,020,000	$882,575
Miscellaneous revenue: 0.48%
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area No. 2 144A	4.00	8-1-2050	1,000,000	704,940
Tax revenue: 0.55%
Utah Inland Port Authority Crossroads Public Infrastructure District AJL Project Area 144A	4.38	6-1-2052	1,000,000	801,963
				5,208,095
Virginia: 1.80%
Health revenue: 0.50%
Roanoke EDA Richfield Living Obligated Group Series 2020†	5.13	9-1-2055	1,210,000	726,000
Transportation revenue: 1.30%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	1,894,107
				2,620,107
Washington: 1.19%
Health revenue: 1.19%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	743,313
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	997,063
				1,740,376
West Virginia: 1.04%
Tax revenue: 1.04%
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,500,000	1,515,608
Wisconsin: 5.55%
Education revenue: 4.42%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	980,851
PFA Coral Academy of Science Las Vegas Series A	5.00	7-1-2024	85,000	84,824
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	672,510
PFA Triad Educational Services, Inc.	5.00	6-15-2042	1,140,000	1,003,060
PFA Triad Educational Services, Inc.	5.25	6-15-2052	1,610,000	1,385,445
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,141,206
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,174,925
				6,442,821
Health revenue: 0.77%
Wisconsin HEFA Wisconsin Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,116,793
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.36%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50%	7-1-2052	$500,000	$522,286
				8,081,900
Total municipal obligations (Cost $156,957,633)				142,091,698

		Yield	Shares
Short-term investments: 1.17%
Investment companies: 1.17%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.28	1,711,794	1,712,137
Total short-term investments (Cost $1,712,137)				1,712,137
Total investments in securities (Cost $158,669,770)	98.68%			143,803,835
Other assets and liabilities, net	1.32			1,922,608
Total net assets	100.00%			$145,726,443

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$832,351	$13,938,382	$(13,058,596)	$0	$0	$1,712,137	1,711,794	$20,923
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra 10-Year U.S. Treasury Notes	30	12-19-2023	$3,452,160	$3,346,875	$0	$(105,285)
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund  | 13

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring High Yield Municipal Bond Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$142,041,698	$50,000	$142,091,698
Short-term investments
Investment companies	1,712,137	0	0	1,712,137
Total assets	$1,712,137	$142,041,698	$50,000	$143,803,835
Liabilities
Futures contracts	$105,285	$0	$0	$105,285
Total liabilities	$105,285	$0	$0	$105,285
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2023, $85,000 was segregated as cash collateral for these open futures contracts.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring High Yield Municipal Bond Fund  | 15